Note 10 - Financial Instruments	6 Months Ended
Jun. 30, 2015
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]

10. Financial Instruments

The principal financial assets of the Company consist of cash on hand and at banks, other investment and accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term loans, derivatives including interest rate swaps, and accounts payable due to suppliers.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage its exposure to variability in its floating rate long term debt. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals the difference between a paying fixed rate and floating rate interest amount calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, the derivatives described below in this Note do not qualify for accounting purposes as fair value hedges, under guidance relating to Derivatives and Hedging, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the “Unaudited condensed consolidated statements of operations.” As of December 31, 2014 and June 30, 2015, the Company had three open swap contracts respectively.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable. As of December 31, 2014 and June 30, 2015, there were no customers with trade accounts receivable accounting for more than 10% of the customer’s hire revenues in the respective period.

Fair value of financial instruments

The estimated fair values of the Company's financial instruments such as trade receivables, trade accounts payable, cash and cash equivalents and restricted cash approximate their individual carrying amounts as of December 31, 2014 and June 30, 2015, due to their short-term maturity.  Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of the Company’s long term borrowings approximates $47.7 million as of June 30, 2015 or approximately $2.1 million less than its carrying value of $49.8 million. The fair value of the long term borrowing are estimated based on current interest rates offered to the Company for similar loans. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair value of the long-term bank loans are considered Level 2 items in accordance with the fair value hierarchy due to their variable interest rate, being the LIBOR. The fair value of the Company’s interest rate swaps was the estimated amount the Company would pay to terminate the swap agreements at the reporting date, taking into account current interest rates and the current creditworthiness of the Company and its counter parties.

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy as defined in guidance relating to “Fair value measurements” are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

	Fair Value Measurement at Reporting Date Using
	Total, December 31, 2014	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$298,771	-	$298,771	-

	Fair Value Measurement at Reporting Date Using
	Total, June 30, 2015	(Level 1)	(Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$334,716	-	$334,716	-

Euroseas Ltd. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2014	June 30, 2015
Interest rate contracts	Current liabilities - Derivatives	297,992	147,388
Interest rate contracts	Long-term liabilities - Derivatives	779	187,328
Total derivative liabilities		298,771	334,716

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Six Months Ended June 30, 2014	Six Months Ended June 30, 2015
Interest rate – Fair value	Loss on derivatives, net	341,902	(35,945)
Interest rate contracts - Realized loss	Loss on derivatives net	(437,767)	(129,327)
Total loss on derivatives		(95,865)	(165,272)

The fair value of the Company’s “Other investment” approximates its carrying value (see Note 11 – “Investment in Joint Venture and Other Investment”) and is considered a Level 3 item.

The key input that determines the fair value of the Company’s “Other investment” is the required rate of return for preferred equity investments in investment opportunities of similar risk which is not observable and hence is considered a level 3 item. The Company considers the initial dividend rate of 19% p.a. as the appropriate rate for its fair value calculation and monitors market conditions for similar investment and other possible developments specific to its investment that might provide indications for changes in the required rate of return it uses in its fair value measurement. As of June 30, 2015, the Company did not identify indications that would require changes in the required rate of return.

Quantitative Information about Level 3 Fair Value Measurements

	Other investment	Valuation Technique	Unobservable Input	Value
Fair Value at December 31, 2014	6,183,800	Discounted cash flow	Rate of return	19%
Fair Value at June 30, 2015	6,749,050	Discounted cash flow	Rate of return	19%

The fair value of the Company’s “Other investment” is sensitive to the required rate of return used to estimate the present value of its investment using the discounted cash flow approach. If the required rate of return increases or decreases, the fair value of the Company’s “Other investment” will decrease or increase, respectively.